Report Of The Directors Financial Review Risk Report (Tables)	12 Months Ended
Dec. 31, 2017
Report Of The Directors Financial Review Risk Report [Abstract]
Disclosure of detailed information about financial instruments

Maximum exposure to credit risk
(Audited)
	2017			2016
	Maximum exposure	Offset	Net	Maximum exposure	Offset	Net
	$m	$m	$m	$m	$m	$m
Derivatives	219,818	(204,829)	14,989	290,872	(262,233)	28,639
Loans and advances to customers held at amortised cost	962,964	(35,414)	927,550	861,504	(33,657)	827,847
– personal	374,762	(2,946)	371,816	337,826	(3,629)	334,197
– corporate and commercial	516,754	(29,459)	487,295	460,209	(27,686)	432,523
– non-bank financial institutions	71,448	(3,009)	68,439	63,469	(2,342)	61,127
Loans and advances to banks held at amortised cost	90,393	(273)	90,120	88,126	(248)	87,878
Reverse repurchase agreements – non-trading	201,553	(3,724)	197,829	160,974	(4,764)	156,210
Total balance sheet exposure to credit risk	2,305,592	(244,240)	2,061,352	2,204,751	(300,902)	1,903,849
Total off-balance sheet	723,917	—	723,917	692,915	—	692,915
– financial guarantees and similar contracts	38,328	—	38,328	37,072	—	37,072
– loan and other credit-related commitments	685,589	—	685,589	655,843	—	655,843
At 31 Dec	3,029,509	(244,240)	2,785,269	2,897,666	(300,902)	2,596,764

Unamortised balance of derivatives valued using models with significant unobservable inputs
		2017	2016
	Footnote	$m	$m
Unamortised balance at 1 Jan		99	97
Deferral on new transactions		191	156
Recognised in the income statement during the year:		(187)	(140)
– amortisation		(85)	(70)
– subsequent to unobservable inputs becoming observable		(2)	(5)
– maturity, termination or offsetting derivative		(100)	(65)
Exchange differences		10	(13)
Other		(7)	(1)
Unamortised balance at 31 Dec	1	106	99

1	This amount is yet to be recognised in the consolidated income statement.

Disclosure of financial assets that are either past due or impaired

Distribution of financial instruments by credit quality
(Audited)
	Neither past due nor impaired				Past due but not impaired	Impaired	Total gross amount	Impairment allowances	Total
	Strong	Good	Satisfactory	Sub- standard

	$m	$m	$m	$m	$m	$m	$m	$m	$m
Cash and balances at central banks	179,155	1,043	407	19			180,624		180,624
Items in the course of collection from other banks	6,322	29	273	4			6,628		6,628
Hong Kong Government certificates of indebtedness	34,186	—	—	—			34,186		34,186
Trading assets	137,983	22,365	26,438	1,949			188,735		188,735
– treasury and other eligible bills	15,412	531	491	1,098			17,532		17,532
– debt securities	84,493	9,517	12,978	498			107,486		107,486
– loans and advances to banks	15,496	5,778	4,757	26			26,057		26,057
– loans and advances to customers	22,582	6,539	8,212	327			37,660		37,660
Financial assets designated at fair value	3,378	269	1,029	28			4,704		4,704
Derivatives	181,195	31,827	5,874	922			219,818		219,818
Loans and advances to customers held at amortised cost	503,759	222,343	204,162	16,114	8,600	15,470	970,448	(7,484)	962,964
– personal	324,960	26,612	14,549	780	4,658	4,922	376,481	(1,719)	374,762
– corporate and commercial	140,382	176,745	176,661	14,784	3,422	10,254	522,248	(5,494)	516,754
– non-bank financial institutions	38,417	18,986	12,952	550	520	294	71,719	(271)	71,448
Loans and advances to banks held at amortised cost	77,175	9,026	4,144	39	9	—	90,393	—	90,393
Reverse repurchase agreements – non-trading	143,154	32,321	25,636	442	—	—	201,553	—	201,553
Financial investments	356,065	10,463	15,017	2,886	—	728	385,159		385,159
Other assets	12,714	6,526	10,705	681	107	143	30,876	(48)	30,828
– endorsements and acceptances	1,430	4,636	3,455	183	15	31	9,750		9,750
– accrued income and other	11,175	1,837	7,124	361	91	56	20,644		20,644
– assets held for sale	109	53	126	137	1	56	482	(48)	434
At 31 Dec 2017	1,635,086	336,212	293,685	23,084	8,716	16,341	2,313,124	(7,532)	2,305,592
	%	%	%	%	%	%	%
Percentage of total gross amount	70.7	14.5	12.7	1.0	0.4	0.7	100.0

Distribution of financial instruments by credit quality (continued)
	Neither past due nor impaired				Past due but not impaired	Impaired	Total gross amount	Impairment allowances	Total
	Strong	Good	Satisfactory	Sub- standard
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Cash and balances at central banks	126,838	711	444	16			128,009		128,009
Items in the course of collection from other banks	4,656	14	329	4			5,003		5,003
Hong Kong Government certificates of indebtedness	31,228	—	—	—			31,228		31,228
Trading assets	127,997	20,345	21,947	1,232			171,521		171,521
– treasury and other eligible bills	13,595	672	138	46			14,451		14,451
– debt securities	73,171	7,746	12,741	396			94,054		94,054
– loans and advances to banks	15,356	6,119	3,250	44			24,769		24,769
– loans and advances to customers	25,875	5,808	5,818	746			38,247		38,247
Financial assets designated at fair value	3,249	367	542	314			4,472		4,472
Derivatives	236,693	45,961	7,368	850			290,872		290,872
Loans and advances to customers held at amortised cost	437,531	200,385	185,717	18,831	8,662	18,228	869,354	(7,850)	861,504
– personal	290,313	24,544	12,505	884	5,062	6,490	339,798	(1,972)	337,826
– corporate and commercial	111,848	158,878	163,107	17,504	3,128	11,362	465,827	(5,618)	460,209
– non-bank financial institutions	35,370	16,963	10,105	443	472	376	63,729	(260)	63,469
Loans and advances to banks held at amortised cost	73,516	8,238	6,293	73	6	—	88,126	—	88,126
Reverse repurchase agreements – non-trading	123,822	18,223	18,166	763	—	—	160,974	—	160,974
Financial investments	401,010	13,579	13,570	2,940	—	1,031	432,130		432,130
Other assets	12,977	5,884	9,619	1,071	360	1,251	31,162	(250)	30,912
– endorsements and acceptances	1,160	3,688	3,125	474	35	92	8,574		8,574
– accrued income and other	10,043	1,660	6,102	331	89	129	18,354		18,354
– assets held for sale	1,774	536	392	266	236	1,030	4,234	(250)	3,984
At 31 Dec 2016	1,579,517	313,707	263,995	26,094	9,028	20,510	2,212,851	(8,100)	2,204,751
	%	%	%	%	%	%	%
Percentage of total gross amount	71.4	14.2	11.9	1.2	0.4	0.9	100.0

Past due but not impaired gross financial instruments by geographical region
(Audited)
	Europe	Asia	MENA	North America	Latin America	Total
	$m	$m	$m	$m	$m	$m
At 31 Dec 2017	1,324	3,892	852	2,015	633	8,716
At 31 Dec 2016	1,206	3,484	1,260	2,549	529	9,028

Ageing analysis of days for past due but not impaired gross financial instruments
(Audited)
	Up to 29 days	30-59 days	60-89 days	90-179 days	180 days and over	Total
	$m	$m	$m	$m	$m	$m
Loans and advances to customers and banks held at amortised cost	6,837	1,255	493	10	14	8,609
– personal	3,455	866	337	—	—	4,658
– corporate and commercial	2,899	343	156	10	14	3,422
– financial	483	46	—	—	—	529
Other financial instruments	33	12	18	12	32	107
At 31 Dec 2017	6,870	1,267	511	22	46	8,716

Loans and advances to customers and banks held at amortised cost	6,743	1,320	587	11	7	8,668
– personal	3,696	986	380	—	—	5,062
– corporate and commercial	2,593	316	201	11	7	3,128
– financial	454	18	6	—	—	478
Other financial instruments	264	47	23	12	14	360
At 31 Dec 2016	7,007	1,367	610	23	21	9,028

Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments

Movement in impairment allowances on loans and advances to customers and banks
(Audited)
	2017				2016
	Banks individually assessed	Customers			Banks individually assessed	Customers
		Individually assessed	Collectively assessed	Total		Individually assessed	Collectively assessed	Total
	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan	—	4,932	2,918	7,850	18	5,402	4,153	9,573
Amounts written off	—	(1,468)	(1,705)	(3,173)	(18)	(1,831)	(1,607)	(3,456)
Recoveries of loans and advances previously written off	—	119	525	644	—	107	520	627
Charge to income statement	—	1,114	878	1,992	—	1,831	1,519	3,350
Exchange and other movements	—	263	(92)	171	—	(577)	(1,667)	(2,244)
At 31 Dec	—	4,960	2,524	7,484	—	4,932	2,918	7,850
Impairment allowances % of loans and advances	—	0.5%	0.3%	0.8%	—	0.6%	0.3%	0.8%

Disclosure of impairment loss and reversal of impairment loss

Loan impairment charge to the income statement by industry sector
		Europe	Asia	MENA	North America	Latin America	Total
	Footnote	$m	$m	$m	$m	$m	$m
Personal		140	243	92	32	452	959
– first lien residential mortgages		6	(1)	5	—	(27)	(17)
– other personal		134	244	87	32	479	976
Corporate and commercial		619	298	83	(163)	90	927
– manufacturing and international trade and services		314	236	95	18	59	722
– commercial real estate and other property-related		200	21	(4)	9	—	226
– other commercial		105	41	(8)	(190)	31	(21)
Financial		66	17	22	1	—	106
At 31 Dec 2017		825	558	197	(130)	542	1,992

Personal		162	264	226	219	832	1,703
– first lien residential mortgages		1	(1)	10	149	7	166
– other personal		161	265	216	70	825	1,537
Corporate and commercial		337	388	53	500	330	1,608
– manufacturing and international trade and services		38	306	105	81	195	725
– commercial real estate and other property-related		(15)	(28)	(16)	3	25	(31)
– other commercial		314	110	(36)	416	110	914
Financial		34	2	13	(10)	—	39
At 31 Dec 2016	45	533	654	292	709	1,162	3,350
For footnote, see page 161.

Disclosure of financial assets and off-balance sheet commitments

Commercial real estate loans and advances including loan commitments by level of collateral
(Audited)
	Europe	Asia	MENA	North America	Latin America	Total	UK	Hong Kong
	$m	$m	$m	$m	$m	$m	$m	$m
Rated CRR/EL 1 to 7
Not collateralised	6,114	18,338	315	590	397	25,754	4,812	12,678
Fully collateralised	25,958	30,289	192	11,201	931	68,571	20,709	24,708
Partially collateralised (A)	1,631	1,623	—	1,797	149	5,200	968	1,229
– collateral value on A	1,270	975	—	1,281	76	3,602	568	729
Total	33,703	50,250	507	13,588	1,477	99,525	26,489	38,615
Rated CRR/EL 8
Not collateralised	5	—	—	—	—	5	3	—
Fully collateralised	145	—	—	77	—	222	129	—
– LTV ratio: less than 50%	64	—	—	3	—	67	64	—
– 51% to 75%	34	—	—	7	—	41	32	—
– 76% to 90%	23	—	—	66	—	89	19	—
– 91% to 100%	24	—	—	1	—	25	14	—
Partially collateralised (B)	62	—	—	10	—	72	55	—
– collateral value on B	42	—	—	1	—	43	40	—
Total	212	—	—	87	—	299	187	—
Rated CRR/EL 9 to 10
Not collateralised	56	—	2	2	3	63	46	—
Fully collateralised	445	10	194	45	16	710	376	5
– LTV ratio: less than 50%	82	6	19	26	15	148	60	—
– 51% to 75%	165	2	—	6	1	174	149	2
– 76% to 90%	127	2	—	13	—	142	122	2
– 91% to 100%	71	—	175	—	—	246	45	1
Partially collateralised (C)	441	6	—	36	10	493	351	6
– collateral value on C	250	3	—	13	32	298	188	3
Total	942	16	196	83	29	1,266	773	11
At 31 Dec 2017	34,857	50,266	703	13,758	1,506	101,090	27,449	38,626

Rated CRR/EL 1 to 7
Not collateralised	3,887	12,714	391	561	760	18,313	2,888	9,971
Fully collateralised	21,815	27,296	152	10,618	449	60,330	18,009	21,821
Partially collateralised (A)	1,360	1,106	—	1,388	63	3,917	1,004	644
– collateral value on A	1,021	552	—	991	7	2,571	672	314
Total	27,062	41,116	543	12,567	1,272	82,560	21,901	32,436
Rated CRR/EL 8
Not collateralised	12	—	—	1	—	13	11	—
Fully collateralised	190	—	—	6	—	196	158	—
– LTV ratio: less than 50%	54	—	—	4	—	58	39	—
– 51% to 75%	76	—	—	1	—	77	70	—
– 76% to 90%	44	—	—	—	—	44	39	—
– 91% to 100%	16	—	—	1	—	17	10	—
Partially collateralised (B)	91	—	—	11	—	102	82	—
– collateral value on B	70	—	—	1	—	71	61	—
Total	293	—	—	18	—	311	251	—
Rated CRR/EL 9 to 10
Not collateralised	62	3	4	4	2	75	16	—
Fully collateralised	764	14	194	85	61	1,118	740	10
– LTV ratio: less than 50%	79	7	19	5	31	141	62	4
– 51% to 75%	571	5	—	34	14	624	569	4
– 76% to 90%	64	1	—	7	16	88	64	1
– 91% to 100%	50	1	175	39	—	265	45	1
Partially collateralised (C)	384	5	—	21	2	412	361	5
– collateral value on C	148	5	—	13	36	202	131	5
Total	1,210	22	198	110	65	1,605	1,117	15
At 31 Dec 2016	28,565	41,138	741	12,695	1,337	84,476	23,269	32,451

Other corporate, commercial and non-bank financial institutions loans and advances including loan commitments by level of collateral rated CRR/EL 8 to 10 only
(Audited)
	Europe	Asia	MENA	North America	Latin America	Total	UK	Hong Kong
	$m	$m	$m	$m	$m	$m	$m	$m
Rated CRR/EL 8
Not collateralised	1,730	42	109	1,721	121	3,723	320	15
Fully collateralised	293	9	25	222	4	553	103	5
– LTV ratio: less than 50%	72	7	9	96	4	188	25	3
– 51% to 75%	73	2	12	69	—	156	65	2
– 76% to 90%	16	—	4	19	—	39	11	—
– 91% to 100%	132	—	—	38	—	170	2	—
Partially collateralised (A)	94	140	34	224	—	492	91	135
– collateral value on A	62	12	3	128	1	206	59	10
Total	2,117	191	168	2,167	125	4,768	514	155
Rated CRR/EL 9 to 10
Not collateralised	1,710	926	875	73	150	3,734	1,508	511
Fully collateralised	1,520	365	180	460	54	2,579	1,223	105
– LTV ratio: less than 50%	634	113	30	14	22	813	516	69
– 51% to 75%	431	27	62	64	21	605	403	9
– 76% to 90%	256	39	88	11	3	397	235	20
– 91% to 100%	199	186	—	371	8	764	69	7
Partially collateralised (B)	452	343	404	517	27	1,743	397	161
– collateral value on B	243	208	68	337	18	874	210	119
Total	3,682	1,634	1,459	1,050	231	8,056	3,128	777
At 31 Dec 2017	5,799	1,825	1,627	3,217	356	12,824	3,642	932

Rated CRR/EL 8
Not collateralised	1,766	405	51	2,976	85	5,283	172	287
Fully collateralised	141	3	94	362	—	600	70	1
– LTV ratio: less than 50%	86	2	10	151	—	249	30	1
– 51% to 75%	34	1	15	118	—	168	28	—
– 76% to 90%	10	—	7	79	—	96	5	—
– 91% to 100%	11	—	62	14	—	87	7	—
Partially collateralised (A)	191	12	20	242	—	465	187	12
– collateral value on A	23	3	5	26	—	57	19	3
Total	2,098	420	165	3,580	85	6,348	429	300
Rated CRR/EL 9 to 10
Not collateralised	1,439	848	900	154	167	3,508	1,347	377
Fully collateralised	1,394	447	160	488	56	2,545	1,159	144
– LTV ratio: less than 50%	570	126	54	59	29	838	449	54
– 51% to 75%	412	104	6	85	8	615	367	32
– 76% to 90%	180	86	87	53	8	414	144	44
– 91% to 100%	232	131	13	291	11	678	199	14
Partially collateralised (B)	478	642	442	771	35	2,368	454	305
– collateral value on B	322	268	75	353	16	1,034	300	150
Total	3,311	1,937	1,502	1,413	258	8,421	2,960	826
At 31 Dec 2016	5,409	2,357	1,667	4,993	343	14,769	3,389	1,126

Residential mortgage loans including loan commitments by level of collateral
(Audited)
	Europe	Asia	MENA	North America	Latin America	Total	UK	Hong Kong
	$m	$m	$m	$m	$m	$m	$m	$m
Non-impaired loans and advances
Fully collateralised	131,205	115,928	2,194	35,597	2,164	287,088	124,736	72,073
– LTV ratio: less than 50%	72,513	77,286	582	12,902	827	164,110	69,679	55,237
– 51% to 60%	21,702	16,891	321	8,948	425	48,287	20,706	8,340
– 61% to 70%	16,500	10,900	445	8,786	423	37,054	15,422	3,282
– 71% to 80%	12,857	7,848	579	4,341	268	25,893	11,992	3,402
– 81% to 90%	6,347	2,316	230	391	161	9,445	5,824	1,376
– 91% to 100%	1,286	687	37	229	60	2,299	1,113	436
Partially collateralised:
Greater than 100% (A)	309	53	71	216	11	660	174	—
– 101% to 110%	125	34	15	89	7	270	89	—
– 111% to 120%	46	10	7	57	1	121	16	—
– greater than120%	138	9	49	70	3	269	69	—
Collateral on A	258	48	48	187	9	550	125	—
Non-impaired loans and advances	131,514	115,981	2,265	35,813	2,175	287,748	124,910	72,073
Impaired loans and advances
Fully collateralised	1,241	284	46	1,306	127	3,004	1,008	46
– LTV ratio: less than 50%	637	133	12	446	10	1,238	538	42
– 51% to 60%	236	40	4	230	8	518	196	3
– 61% to 70%	157	36	10	210	3	416	130	—
– 71% to 80%	116	37	6	191	4	354	85	1
– 81% to 90%	53	27	6	135	102	323	40	—
– 91% to 100%	42	11	8	94	—	155	19	—
Partially collateralised:
Greater than 100% (B)	86	10	56	187	3	342	38	—
– 101% to 110%	38	5	9	49	—	101	15	—
– 111% to 120%	13	2	12	34	—	61	5	—
– greater than 120%	35	3	35	104	3	180	18	—
Collateral on B	67	9	48	143	2	269	31	—
Impaired loans and advances	1,327	294	102	1,493	130	3,346	1,046	46
At 31 Dec 2017	132,841	116,275	2,367	37,306	2,305	291,094	125,956	72,119

Residential mortgage loans including loan commitments by level of collateral (continued)
(Audited)
	Europe	Asia	MENA	North America	Latin America	Total	UK	Hong Kong
	$m	$m	$m	$m	$m	$m	$m	$m
Non impaired loans and advances
Fully collateralised	111,799	104,122	2,333	35,773	1,813	255,840	106,006	65,480
– LTV ratio: less than 50%	63,404	63,009	617	12,454	676	140,160	61,128	44,732
– 51% to 60%	19,129	18,198	369	8,124	316	46,136	18,094	10,656
– 61% to 70%	14,437	10,908	505	9,471	366	35,687	13,222	3,851
– 71% to 80%	9,029	7,370	659	4,374	253	21,685	8,433	2,958
– 81% to 90%	4,963	3,463	148	888	144	9,606	4,509	2,324
– 91% to 100%	837	1,174	35	462	58	2,566	620	959
Partially collateralised:
Greater than 100% (A)	430	41	69	373	26	939	284	1
– 101% to110%	150	20	15	179	17	381	106	1
– 111% to 120%	64	2	11	85	5	167	33	—
– greater than 120%	216	19	43	109	4	391	145	—
Collateral on A	342	27	40	328	25	762	197	1
Non-impaired loans and advances	112,229	104,163	2,402	36,146	1,839	256,779	106,290	65,481
Impaired loans and advances
Fully collateralised	1,213	247	59	2,905	85	4,509	1,059	42
– LTV ratio: less than 50%	580	109	21	825	8	1,543	521	34
– 51% to 60%	222	49	3	527	3	804	200	4
– 61% to 70%	180	24	13	540	4	761	158	1
– 71% to 80%	122	29	4	449	3	607	101	1
– 81% to 90%	66	19	9	336	67	497	52	1
– 91% to 100%	43	17	9	228	—	297	27	1
Partially collateralised:
Greater than 100% (B)	80	7	73	182	—	342	42	—
– 101% to110%	37	3	10	94	—	144	17	—
– 111% to 120%	12	2	12	38	—	64	7	—
– greater than 120%	31	2	51	50	—	134	18	—
Collateral value on B	66	5	64	152	—	287	33	—
Impaired loans	1,293	254	132	3,087	85	4,851	1,101	42
At 31 Dec 2016	113,522	104,417	2,534	39,233	1,924	261,630	107,391	65,523

Disclosure of balance sheet amounts related to insurance manufacturing subsidiaries

Balance sheet of insurance manufacturing subsidiaries by type of contract[55]
(Audited)
		With DPF	Unit-linked	Other contracts[64]	Shareholder assets and liabilities	Total
	Footnotes	$m	$m	$m	$m	$m
Financial assets		65,112	9,081	14,849	6,662	95,704
– trading assets		—	—	—	—	—
– financial assets designated at fair value		15,533	8,814	2,951	1,259	28,557
– derivatives		286	—	13	41	340
– financial investments – HTM	57	29,302	—	6,396	3,331	39,029
– financial investments – AFS	57	15,280	—	4,836	1,877	21,993
– other financial assets	58	4,711	267	653	154	5,785
Reinsurance assets		1,108	274	1,154	—	2,536
PVIF	59	—	—	—	6,610	6,610
Other assets and investment properties		1,975	2	164	1,126	3,267
Total assets		68,195	9,357	16,167	14,398	108,117
Liabilities under investment contracts designated at fair value		—	1,750	3,885	—	5,635
Liabilities under insurance contracts		67,137	7,548	10,982	—	85,667
Deferred tax	60	14	6	9	1,230	1,259
Other liabilities		—	—	—	3,325	3,325
Total liabilities		67,151	9,304	14,876	4,555	95,886
Total equity		—	—	—	12,231	12,231
Total liabilities and equity at 31 Dec 2017		67,151	9,304	14,876	16,786	108,117

Financial assets		57,004	8,877	13,021	5,141	84,043
– trading assets		—	—	2	—	2
– financial assets designated at fair value		12,134	8,592	2,889	684	24,299
– derivatives		212	2	13	46	273
– financial investments – HTM	57	25,867	—	5,329	2,919	34,115
– financial investments – AFS	57	14,359	—	4,206	1,355	19,920
– other financial assets	58	4,432	283	582	137	5,434
Reinsurance assets		498	322	1,048	—	1,868
PVIF	59	—	—	—	6,502	6,502
Other assets and investment properties		1,716	5	171	525	2,417
Total assets		59,218	9,204	14,240	12,168	94,830
Liabilities under investment contracts designated at fair value		—	2,197	3,805	—	6,002
Liabilities under insurance contracts		58,800	6,949	9,524	—	75,273
Deferred tax	60	13	3	7	1,166	1,189
Other liabilities		—	—	—	1,805	1,805
Total liabilities		58,813	9,149	13,336	2,971	84,269
Total equity		—	—	—	10,561	10,561
Total liabilities and equity at 31 Dec 2016		58,813	9,149	13,336	13,532	94,830
For footnotes, see page 161.

Balance sheet of insurance manufacturing subsidiaries by geographical region[55,61]
(Audited)
		Europe	Asia	Latin America	Total
	Footnotes	$m	$m	$m	$m
Financial assets		30,231	63,973	1,500	95,704
– trading assets		—	—	—	—
– financial assets designated at fair value		12,430	15,633	494	28,557
– derivatives		169	171	—	340
– financial investments – HTM	57	—	38,506	523	39,029
– financial investments – AFS	57	15,144	6,393	456	21,993
– other financial assets	58	2,488	3,270	27	5,785
Reinsurance assets		469	2,063	4	2,536
PVIF	59	773	5,709	128	6,610
Other assets and investment properties		1,666	1,577	24	3,267
Total assets		33,139	73,322	1,656	108,117
Liabilities under investment contracts designated at fair value		739	4,896	—	5,635
Liabilities under insurance contracts		28,416	56,047	1,204	85,667
Deferred tax	60	217	1,033	9	1,259
Other liabilities		2,043	1,209	73	3,325
Total liabilities		31,415	63,185	1,286	95,886
Total equity		1,724	10,137	370	12,231
Total liabilities and equity at 31 Dec 2017		33,139	73,322	1,656	108,117

Financial assets		26,238	56,371	1,434	84,043
– trading assets		—	—	2	2
– financial assets designated at fair value		10,171	13,618	510	24,299
– derivatives		187	86	—	273
– financial investments – HTM	57	—	33,624	491	34,115
– financial investments – AFS	57	13,812	5,735	373	19,920
– other financial assets	58	2,068	3,308	58	5,434
Reinsurance assets		362	1,499	7	1,868
PVIF	59	711	5,682	109	6,502
Other assets and investment properties		871	1,493	53	2,417
Total assets		28,182	65,045	1,603	94,830
Liabilities under investment contracts designated at fair value		1,321	4,681	—	6,002
Liabilities under insurance contracts		24,310	49,793	1,170	75,273
Deferred tax	60	238	919	32	1,189
Other liabilities		841	914	50	1,805
Total liabilities		26,710	56,307	1,252	84,269
Total equity		1,472	8,738	351	10,561
Total liabilities and equity at 31 Dec 2016		28,182	65,045	1,603	94,830
For footnotes, see page 161.

Disclosure of financial return guarantees

Financial return guarantees[55]
(Audited)
		2017			2016
		Investment returns implied by guarantee	Long-term investment returns on relevant portfolios	Cost of guarantees	Investment returns implied by guarantee	Long-term investment returns on relevant portfolios	Cost of guarantees
	Footnote	%	%	$m	%	%	$m
Capital		0.0	0.0–3.2	103	0.0	0.0–3.0	59
Nominal annual return		0.1–2.0	3.2–3.7	64	0.1–2.0	3.7–3.8	64
Nominal annual return	62	2.1–4.0	3.2–4.4	459	2.1–4.0	3.0–4.4	426
Nominal annual return		4.1–5.0	3.2–4.1	70	4.1–5.0	3.0–4.1	76
At 31 Dec				696			625
For footnotes, see page 161.

Disclosure of sensitivity analysis to insurance risk factors

Sensitivity of HSBC’s insurance manufacturing subsidiaries to market risk factors
(Audited)
		2017		2016
		Effect on profit after tax	Effect on total equity	Effect on profit after tax	Effect on total equity
	Footnote	$m	$m	$m	$m
+100 basis point parallel shift in yield curves		42	(583)	63	(494)
-100 basis point parallel shift in yield curves	63	(140)	617	(182)	490
10% increase in equity prices		223	237	189	190
10% decrease in equity prices		(225)	(239)	(191)	(191)
10% increase in US dollar exchange rate compared with all currencies		24	24	19	19
10% decrease in US dollar exchange rate compared with all currencies		(24)	(24)	(19)	(19)
For footnote, see page 161.

Sensitivity analysis
(Audited)
	2017	2016
	$m	$m
Effect on profit after tax and total equity at 31 Dec
10% increase in mortality and/or morbidity rates	(77)	(71)
10% decrease in mortality and/or morbidity rates	82	75
10% increase in lapse rates	(93)	(80)
10% decrease in lapse rates	106	93
10% increase in expense rates	(92)	(89)
10% decrease in expense rates	91	87

Disclosure of expected maturity of insurance contract liabilities

Expected maturity of insurance contract liabilities[55]
(Audited)
	Expected cash flows (undiscounted)
	Within 1 year	1-5 years	5-15 years	Over 15 years	Total
	$m	$m	$m	$m	$m
Unit-linked	969	3,041	4,695	6,814	15,519
With DPF and Other contracts	6,916	26,453	43,784	45,334	122,487
At 31 Dec 2017	7,885	29,494	48,479	52,148	138,006

Unit-linked	630	2,468	5,101	9,513	17,712
With DPF and Other contracts	5,582	23,136	40,621	40,447	109,786
At 31 Dec 2016	6,212	25,604	45,722	49,960	127,498
For footnotes, see page 161.

Disclosure of asset-backed securities

Carrying amount of HSBC’s consolidated holdings of ABSs
	Trading	Available for sale	Held to maturity	Designated at fair value through profit or loss	Loans and receivables	Total	Of which held through consolidated SEs
	$m	$m	$m	$m	$m	$m	$m
Mortgage-related assets	1,767	14,221	13,965	—	1,762	31,715	1,826
– sub-prime residential	22	918	—	—	32	972	484
– US Alt-A residential	—	1,102	3	—	—	1,105	1,041
– US Government agency and sponsored enterprises: MBSs	331	11,750	13,962	—	—	26,043	—
– other residential	814	181	—	—	1,595	2,590	75
– commercial property	600	270	—	—	135	1,005	226
Leveraged finance-related assets	128	373	—	—	45	546	283
Student loan-related assets	155	2,198	—	—	—	2,353	2,158
Other assets	1,266	731	—	2	3,553	5,552	428
At 31 Dec 2017	3,316	17,523	13,965	2	5,360	40,166	4,695

Mortgage-related assets	1,320	17,575	12,793	—	338	32,026	2,859
– sub-prime residential	63	1,544	—	—	104	1,711	618
– US Alt-A residential	—	1,453	5	—	39	1,497	1,382
– US Government agency and sponsored enterprises: MBSs	247	13,070	12,788	—	—	26,105	—
– other residential	662	362	—	—	54	1,078	152
– commercial property	348	1,146	—	—	141	1,635	707
Leveraged finance-related assets	175	1,284	—	—	70	1,529	735
Student loan-related assets	140	2,865	—	—	11	3,016	2,616
Other assets	1,278	730	—	19	48	2,075	404
At 31 Dec 2016	2,913	22,454	12,793	19	467	38,646	6,614

Disclosure of funding sources and uses

Funding sources and uses
	2017	2016
	$m	$m
Sources
Customer accounts	1,364,462	1,272,386
Deposits by banks	69,922	59,939
Repurchase agreements – non-trading	130,002	88,958
Debt securities in issue	64,546	65,915
Liabilities of disposal groups held for sale	1,286	2,790
Subordinated liabilities	19,826	20,984
Financial liabilities designated at fair value	94,429	86,832
Liabilities under insurance contracts	85,667	75,273
Trading liabilities	184,361	153,691
– repos	2,255	1,428
– stock lending	8,363	3,643
– settlement accounts	11,198	15,271
– other trading liabilities	162,545	133,349
Total equity	197,871	182,578
At 31 Dec	2,212,372	2,009,346
Uses
Loans and advances to customers	962,964	861,504
Loans and advances to banks	90,393	88,126
Reverse repurchase agreements – non-trading	201,553	160,974
Assets held for sale	781	4,389
Trading assets	287,995	235,125
– reverse repos	10,224	4,780
– stock borrowing	6,895	5,427
– settlement accounts	15,258	17,850
– other trading assets	255,618	207,068
Financial investments	389,076	436,797
Cash and balances with central banks	180,624	128,009
Net deployment in other balance sheet assets and liabilities	98,986	94,422
At 31 Dec	2,212,372	2,009,346

Disclosure of funding cash flows payable by remaining contractual maturities

Cash flows payable by HSBC under financial liabilities by remaining contractual maturities
(Audited)
	On demand	Due within 3 months	Due between 3 and 12 months	Due between 1 and 5 years	Due after 5 years
	$m	$m	$m	$m	$m
Deposits by banks	48,247	10,596	1,877	7,814	1,508
Customer accounts	1,159,962	153,018	44,348	7,238	675
Repurchase agreements – non-trading	20,550	106,236	2,270	1,085	—
Trading liabilities	184,361	—	—	—	—
Financial liabilities designated at fair value	715	1,249	7,117	39,596	59,428
Derivatives	212,797	219	1,221	3,170	1,506
Debt securities in issue	11	12,624	21,066	25,654	11,092
Subordinated liabilities	3	2,227	841	7,011	21,775
Other financial liabilities	48,407	18,780	3,701	1,994	1,314
	1,675,053	304,949	82,441	93,562	97,298
Loan and other credit-related commitments	570,132	96,670	9,176	7,261	2,350
Financial guarantees and similar contracts	16,712	4,029	10,410	5,856	1,321
At 31 Dec 2017	2,261,897	405,648	102,027	106,679	100,969
Proportion of cash flows payable in period	76%	14%	3%	4%	3%

Deposits by banks	40,277	10,222	3,284	5,233	1,033
Customer accounts	1,079,866	145,932	38,273	8,676	559
Repurchase agreements – non-trading	18,134	66,801	2,929	1,048	—
Trading liabilities	153,691	—	—	—	—
Financial liabilities designated at fair value	1,307	2,265	5,003	34,707	61,929
Derivatives	274,283	287	1,129	2,472	1,727
Debt securities in issue	9	13,118	19,492	29,487	8,089
Subordinated liabilities	1	400	1,378	10,302	21,552
Other financial liabilities	45,569	15,844	3,050	1,525	843
	1,613,137	254,869	74,538	93,450	95,732
Loan and other credit-related commitments	554,801	84,800	8,162	6,865	1,216
Financial guarantees and similar contracts	12,608	4,647	10,301	8,138	1,378
At 31 Dec 2016	2,180,546	344,316	93,001	108,453	98,326
Proportion of cash flows payable in period	78%	12%	3%	4%	3%

Cash flows payable by HSBC Holdings under financial liabilities by remaining contractual maturities
(Audited)
	On demand	Due within 3 months	Due between 3 and 12 months	Due between 1 and 5 years	Due after 5 years
	$m	$m	$m	$m	$m
Amounts owed to HSBC undertakings	—	2,525	46	—	—
Financial liabilities designated at fair value	—	286	875	16,554	19,465
Derivatives	2,008	—	—	293	781
Debt securities in issue	—	232	1,787	13,975	26,452
Subordinated liabilities	—	2,113	537	2,852	20,944
Other financial liabilities	—	849	200	—	—
	2,008	6,005	3,445	33,674	67,642
Loan commitments	—	—	—	—	—
Financial guarantees and similar contracts	7,778	—	—	—	—
At 31 Dec 2017	9,786	6,005	3,445	33,674	67,642

Amounts owed to HSBC undertakings	—	2,051	—	105	—
Financial liabilities designated at fair value	—	314	960	11,964	25,665
Derivatives	3,841	—	—	592	592
Debt securities in issue	—	157	478	8,393	19,164
Subordinated liabilities	—	196	598	4,461	20,899
Other financial liabilities	—	1,343	164	—	—
	3,841	4,061	2,200	25,515	66,320
Loan commitments	—	—	—	—	—
Financial guarantees and similar contracts	7,619	—	—	—	—
At 31 Dec 2016	11,460	4,061	2,200	25,515	66,320

Disclosure of funding cash flows payable by remaining contractual maturities

Cash flows payable by HSBC under financial liabilities by remaining contractual maturities
(Audited)
	On demand	Due within 3 months	Due between 3 and 12 months	Due between 1 and 5 years	Due after 5 years
	$m	$m	$m	$m	$m
Deposits by banks	48,247	10,596	1,877	7,814	1,508
Customer accounts	1,159,962	153,018	44,348	7,238	675
Repurchase agreements – non-trading	20,550	106,236	2,270	1,085	—
Trading liabilities	184,361	—	—	—	—
Financial liabilities designated at fair value	715	1,249	7,117	39,596	59,428
Derivatives	212,797	219	1,221	3,170	1,506
Debt securities in issue	11	12,624	21,066	25,654	11,092
Subordinated liabilities	3	2,227	841	7,011	21,775
Other financial liabilities	48,407	18,780	3,701	1,994	1,314
	1,675,053	304,949	82,441	93,562	97,298
Loan and other credit-related commitments	570,132	96,670	9,176	7,261	2,350
Financial guarantees and similar contracts	16,712	4,029	10,410	5,856	1,321
At 31 Dec 2017	2,261,897	405,648	102,027	106,679	100,969
Proportion of cash flows payable in period	76%	14%	3%	4%	3%

Deposits by banks	40,277	10,222	3,284	5,233	1,033
Customer accounts	1,079,866	145,932	38,273	8,676	559
Repurchase agreements – non-trading	18,134	66,801	2,929	1,048	—
Trading liabilities	153,691	—	—	—	—
Financial liabilities designated at fair value	1,307	2,265	5,003	34,707	61,929
Derivatives	274,283	287	1,129	2,472	1,727
Debt securities in issue	9	13,118	19,492	29,487	8,089
Subordinated liabilities	1	400	1,378	10,302	21,552
Other financial liabilities	45,569	15,844	3,050	1,525	843
	1,613,137	254,869	74,538	93,450	95,732
Loan and other credit-related commitments	554,801	84,800	8,162	6,865	1,216
Financial guarantees and similar contracts	12,608	4,647	10,301	8,138	1,378
At 31 Dec 2016	2,180,546	344,316	93,001	108,453	98,326
Proportion of cash flows payable in period	78%	12%	3%	4%	3%

Cash flows payable by HSBC Holdings under financial liabilities by remaining contractual maturities
(Audited)
	On demand	Due within 3 months	Due between 3 and 12 months	Due between 1 and 5 years	Due after 5 years
	$m	$m	$m	$m	$m
Amounts owed to HSBC undertakings	—	2,525	46	—	—
Financial liabilities designated at fair value	—	286	875	16,554	19,465
Derivatives	2,008	—	—	293	781
Debt securities in issue	—	232	1,787	13,975	26,452
Subordinated liabilities	—	2,113	537	2,852	20,944
Other financial liabilities	—	849	200	—	—
	2,008	6,005	3,445	33,674	67,642
Loan commitments	—	—	—	—	—
Financial guarantees and similar contracts	7,778	—	—	—	—
At 31 Dec 2017	9,786	6,005	3,445	33,674	67,642

Amounts owed to HSBC undertakings	—	2,051	—	105	—
Financial liabilities designated at fair value	—	314	960	11,964	25,665
Derivatives	3,841	—	—	592	592
Debt securities in issue	—	157	478	8,393	19,164
Subordinated liabilities	—	196	598	4,461	20,899
Other financial liabilities	—	1,343	164	—	—
	3,841	4,061	2,200	25,515	66,320
Loan commitments	—	—	—	—	—
Financial guarantees and similar contracts	7,619	—	—	—	—
At 31 Dec 2016	11,460	4,061	2,200	25,515	66,320

Disclosure of value at risk (VaR)
The Group trading VaR for the year is shown in the table below.

Trading VaR, 99% 1 day[50]
(Audited)
	Foreign exchange (FX) and commodity	Interest rate (IR)	Equity (EQ)	Credit spread (CS)	Portfolio diversification[51]	Total[52]
	$m	$m	$m	$m	$m	$m
Balance at 31 Dec 2017	7.4	30.8	32.6	31.1	(38.2)	63.7
Average	10.4	38.2	16.7	15.4	(32.9)	47.8
Maximum	23.0	67.1	32.6	31.8		70.8
Minimum	4.9	27.2	9.1	5.1		36.6

Balance at 31 Dec 2016	8.9	49.8	11.8	5.9	(23.5)	52.8
Average	11.1	42.8	20.4	13.5	(30.3)	57.5
Maximum	16.9	64.2	32.4	28.1		91.5
Minimum	5.4	31.8	11.8	5.0		42.1
The Group non-trading VaR for the year is shown in the table below.

Non-trading VaR, 99% 1 day
(Audited)
	Interest rate (IR)	Credit spread (CS)	Portfolio diversification[51]	Total[52]
	$m	$m	$m	$m
Balance at 31 Dec 2017	88.5	46.7	(38.9)	96.3
Average	119.0	46.1	(36.9)	128.2
Maximum	164.1	71.9		183.8
Minimum	88.5	24.5		93.3

Balance at 31 Dec 2016	157.0	46.5	(32.1)	171.4
Average	131.6	52.8	(32.1)	152.2
Maximum	171.9	82.8		182.1
Minimum	100.2	36.9		123.3
For footnotes, see page 161.

Disclosure of equity securities classified as available for sale
Equity securities classified as available for sale

Fair value of equity securities
(Audited)
		2017	2016
	Footnotes	$bn	$bn
Private equity holdings	53	1.0	1.2
Investment to facilitate ongoing business	54	1.6	1.5
Other strategic investments		1.3	2.0
At 31 Dec		3.9	4.7
For footnotes, see page 161.

Disclosure of net interest income sensitivity

Net interest income sensitivity (12 months)
(Audited)
	US dollar	HK dollar	Sterling	Euro	Other	Total
	$m	$m	$m	$m	$m	$m
Change in 2018 net interest income arising from a shift in yield curves of:
+25 basis points at the beginning of each quarter	563	511	407	249	448	2,178
-25 basis points at the beginning of each quarter	(821)	(789)	(494)	17	(405)	(2,492)

Change in 2017 net interest income arising from a shift in yield curves of:
+25 basis points at the beginning of each quarter	577	504	61	153	414	1,709
-25 basis points at the beginning of each quarter	(985)	(797)	(261)	9	(372)	(2,406)

NII sensitivity to an instantaneous change in yield curves (12 months)

	Currency
	US dollar	HK dollar	Sterling	Euro	Other	Total
	$m	$m	$m	$m	$m	$m
+25bps parallel	227	179	147	50	203	806
-25bps parallel	(287)	(305)	(181)	8	(160)	(925)
+100bps parallel	845	711	600	412	731	3,299
-100bps parallel	(1,444)	(1,425)	(631)	31	(732)	(4,201)